Trade Receivables and Reseller Financing	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade Receivables and Reseller Financing
5.	Trade Receivables and Reseller Financing

a. Trade Receivables

The composition of trade receivables is as follows:

	12/31/2018	12/31/2017
		Restated (i)
Domestic customers	4,290,996	4,024,919
Foreign customers	244,960	230,508
(-) Estimated losses on doubtful accounts	(385,080)	(347,801)

Total	4,150,876	3,907,626

Current	4,069,307	3,861,325
Non-current	81,569	46,301

The breakdown of trade receivables, gross of estimated losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days

12/31/2018	4,535,956	3,739,601	121,622	53,864	49,629	84,920	486,320
12/31/2017 – Restated (i)	4,255,427	3,553,976	189,071	39,314	44,314	74,037	354,715

The breakdown of estimated losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2018	385,080	39,226	4,094	3,754	5,533	46,783	285,690
12/31/2017 – Restated (i)	347,801	27,104	7,672	2,794	2,173	20,500	287,558

(i)	See Note 2.x.

For further information about the allowance for estimated losses on doubtful accounts, see Note 33.d.3.

b. Reseller financing

The composition of reseller financing is as follows:

	12/31/2018	12/31/2017
		Restated (i)
Reseller financing – Ipiranga	855,229	675,236
(-) Estimated losses on doubtful accounts	(139,699)	(104,977)

Total	715,530	570,259

Current	367,262	286,569
Non-current	348,268	283,690

Reseller financing is provided for renovation and upgrading of service stations, purchase of products, and development of the automotive fuels and lubricants distribution market. The terms of reseller financing range substantially from 12 months to 60 months, with an average term of 40 months. The minimum and maximum interest rates are 0% per month and 1% per month, respectively.

The breakdown of reseller financing, gross of estimated losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2018	855,229	633,183	11,262	14,869	9,377	20,783	165,755
12/31/2017 – Restated (i)	675,236	516,547	11,868	7,177	3,883	13,775	121,986

The breakdown of estimated losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2018	139,699	26,982	1,250	1,642	1,131	12,176	96,518
12/31/2017 – Restated (i)	104,977	635	189	86	63	1,951	102,053

(i)	See Note 2.x.

For further information about the allowance for estimated losses on doubtful accounts, see Note 33.d.3.